Income Taxes (Schedule Of Significant Changes To Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007
Income Taxes [Abstract]
Balance at January 1,	$ 704	$ 1,010	$ 1,202	$ 1,300
Unrecognized tax benefits due to positions taken in current year	2,038	119	136
Decrease due to settlement with taxing authorities			(214)
Decrease due to expiration of statute of limitations	(130)	(425)	(93)
Other			(21)
Balance at December 31,	$ 2,612	$ 704	$ 1,010	$ 1,300